UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-PX

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103
El Cajon, CA                                         92020
(Address of principal executive offices)                  (Zip code)

Ross C. Provence

480 N. Magnolia Ave., Suite 103

El, Cajon, CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31, 2004

Date of reporting period: July 1, 2003 – June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1 - Proxy Voting Record

Account Name: BLUE CHIP INVESTOR FUND
Custodian Name: CUSTODIAL TRUST COMPANY

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:	AIG	Meeting Date:	5/19/2004
CUSIP	026874107

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. ADOPT A CHIEF EXECUTIVE OFFICER ANNUAL COMPENSATION PLAN				FOR	DID NOT VOTE	ISSUER

3. ADOPT A DIRECTOR STOCK PLAN				FOR	DID NOT VOTE	ISSUER

4. RATIFICATION OF INDEPENDENT ACCOUNTANTS				FOR	DID NOT VOTE	ISSUER

5. PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

6. PROPOSAL RELATING TO EXECUTIVE OFFICER COMPENSATION				AGAINST	DID NOT VOTE	SHAREHOLDER

7. PROPOSAL RELATING TO INVESTMENT IN TABACCO EQUITIES				AGAINST	DID NOT VOTE	SHAREHOLDER

MBNA CORPORATION

Ticker:	KRB	Meeting Date:	5/3/2004
CUSIP	55262L100

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PROPOSAL THAT COST OF EMPLOYEE AND DIRECTOR STOCK				AGAINST	DID NOT VOTE	SHAREHOLDER
OPTIONSBE RECOGNIZED IN MBNA'S INCOME STATEMENT

4. STOCKHOLDER PROPOSAL				AGAINST	DID NOT VOTE	SHAREHOLDER

CARDINAL HEALTH, INC

Ticker:	CAH	Meeting Date:	11/5/2003
CUSIP	14149Y108

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

MBIA INC.

Ticker:	MBI	Meeting Date:	5/6/2004
CUSIP	55262C100

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUERS

2. APPOINTMENT OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUERS

BECTON, DICKINSON AND COMPANY

Ticker:	BDX	Meeting Date:	2/11/2004
CUSIP	075887109

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. ADOPTION OF 2004 EMPLOYEE AND DIRECTOR EQUITY-BASED				FOR	DID NOT VOTE	ISSUER
COMPENSATION PLAN

4. CUMULATIVE VOTING				AGAINST	DID NOT VOTE	SHAREHOLDER

EXPRESS SCRIPTS, INC.

Ticker:	ESRX	Meeting Date:	5/26/2004
CUSIP	302182100

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. APPROVAL AND RATIFICATION OF THE PROPOSED AMENDMENT TO				FOR	DID NOT VOTE	ISSUER
THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF
INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES
OF THE COMPANY'S COMMON STOCK FROM 181,000,000 SHARES
TO 275,000,000 SHARES

3. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

AFLAC INCORPORATED

Ticker:	AFL	Meeting Date:	5/3/2004
CUSIP	001055102

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. APPROVAL OF THE 2004 AFLAC INCORPORATED LONG-TERM				FOR	DID NOT VOTE	ISSUER
INCENTIVE PLAN

3. RATIFIACTAION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

FEDERAL NATIONAL MORTGAGE ASSOCIATION

Ticker:	FNM	Meeting Date:	5/25/2004
CUSIP	313586109

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF THE SELECTION OF AUDITORS				FOR	DID NOT VOTE	ISSUER

3. APPROVAL OF AN AMANDMENT TO THE FANNIE MAE EMPLOYEE				FOR	DID NOT VOTE	ISSUER
STOCK PURCHASE PLAN

4. PROPOSAL FOR REINSTATEMENT OF CUMULATIVE VOTING				AGAINST	DID NOT VOTE	SHAREHOLDER

AMERICAN EXPRESS COMPANY

Ticker:	AXP	Meeting Date:	4/26/2004
CUSIP	025816109

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PROPOSAL TO ESTABLISH SIX-YEAR TERM LIMITS FOR DIRECTORS				AGAINST	DID NOT VOTE	SHAREHOLDER

3. PROPOSAL REQUIRING SEPARATE ANNUAL REPORT DESCRIBING				AGAINST	DID NOT VOTE	SHAREHOLDER
THE COMPANY'S POLITICAL CONTRIBUTIONS.

JOHNSON & JOHNSON

Ticker:	JNJ	Meeting Date:	4/22/2004
CUSIP	478160104

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PROPOSAL ON CHARITABLE CONTRIBUTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

FIRST DATA CORPORATION

Ticker:	FDC	Meeting Date:	5/19/2004
CUSIP	319963104

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

WELLS FARGO & COMPANY

Ticker:	WFC	Meeting Date:	4/27/2004
CUSIP	949746101

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. PROPOSAL TO APPROVE THE COMPANY'S SUPPLEMENTAL 401(k)				FOR	DID NOT VOTE	ISSUER
PLAN
ISSUER
3. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE

4. PROPOSAL REGARDING EXPENSING STOCK OPTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

5. PROPOSAL REGARDING RESTRICTED STOCK				AGAINST	DID NOT VOTE	SHAREHOLDER

6. PROPOSAL REGARDING EXECUTIVE COMPENSATION AND PREDATORY				AGAINST	DID NOT VOTE	SHAREHOLDER
LENDING

7. PROPOSAL REGARDING POLITICAL CONTRIBUTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

ANHEUSER-BUSCH COMPANIES, INC.

Ticker:	BUD	Meeting Date:	4/28/2004
CUSIP	35229103

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. APPROVAL OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

MARSH & MCLENNAN

Ticker:	MMC	Meeting Date:	5/20/2004
CUSIP	571748102

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

WASHINGTON MUTUAL, INC.

Ticker:	WM	Meeting Date:	4/20/2004
CUSIP	939322103

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PROPOSAL RELATING TO A SPECIFIC COMPENSATION PROGRAM				AGAINST	DID NOT VOTE	SHAREHOLDER

THE PROGRESSIVE CORPORATION

Ticker:	PGR	Meeting Date:	4/16/2004
CUSIP	743315103

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S CODE				FOR	DID NOT VOTE	ISSUER
OF REGULATIONS TO ALLOW THE BOARD OF DIRECTORS TO AUTHOR-
IZE THE COMPANY TO ISSUE SHARES WITHOUT ISSUING PHYSICAL
CERTIFICATES

3. PROPOSAL TO APPROVE THE PROGRESSIVE CORPORATION 2004				FOR	DID NOT VOTE	ISSUER
EXECUTIVE BONUS PLAN

4. RATIFICATION OF INDEPENDENT AUDITOR				FOR	DID NOT VOTE	ISSUER

FIRST TENNESSEE NATIONAL CORPORATION

Ticker:	FHN	Meeting Date:	4/20/2004
CUSIP	337162101

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. APPROVAL OF AN AMENDMENT TO FTNC'S CHARTER CHANGING THE				FOR	DID NOT VOTE	ISSUER
CORPORATION'S NAME.

3. APPROVAL OF AN AMENDMENT TO FTNC'S 2003 EQUITY COMPEN-				FOR	DID NOT VOTE	ISSUER
SATION PLAN.

4. RATIFICATION OF APPOINTMENT OF AUDITORS				FOR	DID NOT VOTE	ISSUER

ZIONS BANCORPORATION

Ticker:	ZION	Meeting Date:	4/30/2004
CUSIP	989701107

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

PFIZER INC.

Ticker:	PFE	Meeting Date:	4/22/2004
CUSIP	717081103

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. A PROPOSAL TO APPROVE THE PFIZER INC. 2004 STOCK PLAN				FOR	DID NOT VOTE	ISSUER

4. PROPOSAL REQUESTING REVIEW OF THE ECONOMIC EFFECTS OF				AGAINST	DID NOT VOTE	SHAREHOLDER
THE HIV/AIDS, TB AND MALARIA PANDEMICS ON THE COMPANY'S
BUSINESS STRATEGY

5. PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

6. PROPOSAL RELATING TO AN ANNUAL REPORT ON CORPORATE				AGAINST	DID NOT VOTE	SHAREHOLDER
RESOURCES DEVOTED TO SUPPORTING POLITICAL ENTITIES OR
CANDIDATES

7. PROPOSAL SEEKING TO IMPOSE TERM LIMITS ON DIRECTORS				AGAINST	DID NOT VOTE	SHAREHOLDER

8. PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO				AGAINST	DID NOT VOTE	SHAREHOLDER
PFIZER PRODUCTS

9. PROPOSAL ON STOCK OPTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

10. PROPOSAL ON IN VITRO TESTING				AGAINST	DID NOT VOTE	SHAREHOLDER

LINCARE HOLDINGS INC.

Ticker:	LNCR	Meeting Date:	5/17/2004
CUSIP	532791100

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. APPROVAL OF THE COMPANY'S 2004 STOCK PLAN				FOR	DID NOT VOTE	ISSUER

BERKSHIRE HATHAWAY INC.

Ticker:	BRKA	Meeting Date:	5/4/2004
CUSIP	84670108

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. PROPOSAL TO APPROVE CHARITABLE CONTRIBUTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

Item 1 - Proxy Voting Record

Account Name: BLUE CHIP INVESTOR HORIZON FUND
Custodian Name: CUSTODIAL TRUST COMPANY

MBNA CORPORATION

Ticker:	KRB	Meeting Date:	5/3/2004
CUSIP	55262L100

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PROPOSAL THAT COST OF EMPLOYEE AND DIRECTOR STOCK				AGAINST	DID NOT VOTE	SHAREHOLDER
OPTIONSBE RECOGNIZED IN MBNA'S INCOME STATEMENT

4. STOCKHOLDER PROPOSAL				AGAINST	DID NOT VOTE	SHAREHOLDER

AFLAC INCORPORATED

Ticker:	AFL	Meeting Date:	5/3/2004
CUSIP	001055102

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. APPROVAL OF THE 2004 AFLAC INCORPORATED LONG-TERM				FOR	DID NOT VOTE	ISSUER
INCENTIVE PLAN

3. RATIFIACTAION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

FEDERAL NATIONAL MORTGAGE ASSOCIATION

Ticker:	FNM	Meeting Date:	5/25/2004
CUSIP	313586109

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF THE SELECTION OF AUDITORS				FOR	DID NOT VOTE	ISSUER

3. APPROVAL OF AN AMANDMENT TO THE FANNIE MAE EMPLOYEE				FOR	DID NOT VOTE	ISSUER
STOCK PURCHASE PLAN

4. PROPOSAL FOR REINSTATEMENT OF CUMULATIVE VOTING				AGAINST	DID NOT VOTE	SHAREHOLDER

AMERICAN EXPRESS COMPANY

Ticker:	AXP	Meeting Date:	4/26/2004
CUSIP	025816109

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PROPOSAL TO ESTABLISH SIX-YEAR TERM LIMITS FOR DIRECTORS				AGAINST	DID NOT VOTE	SHAREHOLDER

3. PROPOSAL REQUIRING SEPARATE ANNUAL REPORT DESCRIBING				AGAINST	DID NOT VOTE	SHAREHOLDER
THE COMPANY'S POLITICAL CONTRIBUTIONS.

JOHNSON & JOHNSON

Ticker:	JNJ	Meeting Date:	4/22/2004
CUSIP	478160104

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PROPOSAL ON CHARITABLE CONTRIBUTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

FIRST DATA CORPORATION

Ticker:	FDC	Meeting Date:	5/19/2004
CUSIP	319963104

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

WELLS FARGO & COMPANY

Ticker:	WFC	Meeting Date:	4/27/2004
CUSIP	949746101

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. PROPOSAL TO APPROVE THE COMPANY'S SUPPLEMENTAL 401(k)				FOR	DID NOT VOTE	ISSUER
PLAN
ISSUER
3. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE

4. PROPOSAL REGARDING EXPENSING STOCK OPTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

5. PROPOSAL REGARDING RESTRICTED STOCK				AGAINST	DID NOT VOTE	SHAREHOLDER

6. PROPOSAL REGARDING EXECUTIVE COMPENSATION AND PREDATORY				AGAINST	DID NOT VOTE	SHAREHOLDER
LENDING

7. PROPOSAL REGARDING POLITICAL CONTRIBUTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

MARSH & MCLENNAN

Ticker:	MMC	Meeting Date:	5/20/2004
CUSIP	571748102

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

WASHINGTON MUTUAL, INC.

Ticker:	WM	Meeting Date:	4/20/2004
CUSIP	939322103

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PROPOSAL RELATING TO A SPECIFIC COMPENSATION PROGRAM				AGAINST	DID NOT VOTE	SHAREHOLDER

ALTRIA GROUP, INC.

Ticker:	MO	Meeting Date:	4/29/2004
CUSIP	02209S103

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. STOCKHOLDER PROPOSAL NO. 1				AGAINST	DID NOT VOTE	SHAREHOLDER

4. STOCKHOLDER PROPOSAL NO. 2				AGAINST	DID NOT VOTE	SHAREHOLDER

5. STOCKHOLDER PROPOSAL NO. 3				AGAINST	DID NOT VOTE	SHAREHOLDER

6. STOCKHOLDER PROPOSAL NO. 4				AGAINST	DID NOT VOTE	SHAREHOLDER

7. STOCKHOLDER PROPOSAL NO. 5				AGAINST	DID NOT VOTE	SHAREHOLDER

8. STOCKHOLDER PROPOSAL NO. 6				AGAINST	DID NOT VOTE	SHAREHOLDER

ABBOTT LABORATORIES

Ticker:	ABT	Meeting Date:	4/23/2004
CUSIP	002824100

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PRESCRIPTION DRUGS				AGAINST	DID NOT VOTE	SHAREHOLDER

4. POLITICAL CONTRIBUTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

5. OPTION GRANTS FOR SENIOR EXECUTIVES				AGAINST	DID NOT VOTE	SHAREHOLDER

6. GLOBAL INFECTIOUS DISEASES				AGAINST	DID NOT VOTE	SHAREHOLDER

FIRST HEALTH GROUP CORP.

Ticker:	FHCC	Meeting Date:	5/13/2004
CUSIP	320960107

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF THE REAPPOINTMENT OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

MATTEL, INC.

Ticker:	MAT	Meeting Date:	5/13/2004
CUSIP	577081102

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS				FOR	DID NOT VOTE	ISSUER

3. PROPOSAL REGARDING MANAGEMENT COMPENSATION				AGAINST	DID NOT VOTE	SHAREHOLDER

4. PROPOSAL REGARDING SERVICES PERFORMED BY INDEPENDENT				AGAINST	DID NOT VOTE	SHAREHOLDER
AUDITORS

LINCARE HOLDINGS INC.

Ticker:	LNCR	Meeting Date:	5/17/2004
CUSIP	532791100

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. APPROVAL OF THE COMPANY'S 2004 STOCK PLAN				FOR	DID NOT VOTE	ISSUER

BERKSHIRE HATHAWAY INC.

Ticker:	BRKA	Meeting Date:	5/4/2004
CUSIP	084670108

Description of Vote:				Mgt Rec	Vote Cast	Author
1. ELECTION OF DIRECTORS				FOR	DID NOT VOTE	ISSUER

2. PROPOSAL TO APPROVE CHARITABLE CONTRIBUTIONS				AGAINST	DID NOT VOTE	SHAREHOLDER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR FUNDS

By: /s/ Ross C. Provence

          Ross C. Provence, PRESIDENT

Date: 8/31/04